Nationwide Variable Insurance Trust
NVIT Multi-Manager Small Cap Growth Fund

Supplement dated March 21, 2013
to the Statement of Additional Information (“SAI”) dated April 30, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Small Cap Growth Fund

1.           At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on March 14, 2013, the Board approved the termination of Waddell & Reed Investment Management Company (“WRIMCO”) as subadviser to the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), and approved the appointment of Wellington Management Company, LLP (“Wellington Management”) to subadvise a portion of the Fund.  This change is anticipated to take effect on or before April 1, 2013 (the “Effective Date”).  OppenheimerFunds, Inc. (“Oppenheimer”) will continue to serve as subadviser to the Fund.

2.           As of the Effective Date, all references to, and information regarding, WRIMCO in the SAI, as it relates to the NVIT Multi-Manager Small Cap Growth Fund only, are deleted.

3.            As of the Effective Date, the following information is added after the subheading “Subadvisers” on page 62 of the SAI:

Fund	Subadvisers
NVIT Multi-Manager Small Cap Growth Fund	OppenheimerFunds, Inc. (“Oppenheimer”) Wellington Management Company, LLP (“Wellington Management”)

4. As of the Effective Date, Appendix C is supplemented as follows:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2012)
Wellington Management Company, LLP
Mammen Chally, CFA	NVIT Multi-Manager Small Cap Growth Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of December 31, 2012)
Wellington Management Company, LLP
Mammen Chally, CFA	Mutual Funds: 7 accounts, $2,096,025,218 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $83,286,245 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $322,764,732 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

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